EXPENSES BY NATURE AND OTHER INCOME AND EXPENSES ITEMS (Tables)	12 Months Ended
Dec. 31, 2023
EXPENSES BY NATURE AND OTHER INCOME AND EXPENSES ITEMS [Abstract]
Expenses by Nature
(a) Expenses by nature

	Years ended December 31,
In thousands of USD	2023	2022	2021
Staff cost
- salaries, wages and other benefits	52,873	50,132	37,730
Share-based payments	45,488	90,648	88,355
Amortization
- intangible assets	754	97	146
Depreciation
- mining machines	25,663	29,281	43,857
- property, plant and equipment	39,899	30,438	14,416
- investment properties	2,601	1,237	-
- right-of-use assets	6,624	5,371	4,636
Electricity cost in operating mining machines	180,565	139,469	58,447
Cost of mining machines sold	4	1,002	5,978
Consulting service fee	9,757	6,797	8,787
Tax and surcharge	5,442	3,355	2,202
Advertising expenses	1,383	737	880
Office expenses	3,987	3,124	2,219
Research and development technical service fees	2,854	1,313	1,964
Expenses of low-value consumables	2,557	4,025	1,662
Expenses of variable payment lease	224	639	610
Expenses of short-term leases	286	527	351
Impairment loss of mining machines	-	-	106
Logistic expenses	557	3,060	1,391
Travel expenses	2,843	3,202	1,393
Insurance fee	2,427	3,446	983
Others	8,191	12,756	4,826
Total cost of revenue, selling, general and administrative and research and development expenses	394,979	390,656	280,939

Other Operating Income / (Expenses)
(b) Other operating income / (expenses)

	Years ended December 31,
In thousands of USD	2023	2022	2021
Net gain / (losses) on disposal of cryptocurrencies	2,061	(3,131)	18,725
Impairment loss of cryptocurrencies	(2)	-	(436)
Change in fair value of cryptocurrency-settled receivables and payables	3,305	-	(3,735)
Net loss on disposal of mining machine	(1,573)	(497)	(36)
Others	-	-	107
Total	3,791	(3,628)	14,625

Other Net Gain
(c) Other net gain
	Years ended December 31,
In thousands of USD	2023	2022	2021
Gain on extinguishment of debt	-	-	880
Net gain / (losses) on disposal of property, plant and equipment and intangible assets	(11)	662	56
Government grants	48	42	35
Changes in fair value of financial asset at fair value through profit or loss	3,527	(841)	-
Net gain on disposal of financial assets at fair value through profit or loss	-	213	-
Impairment loss of a pre-matured investment (1)	-	-	(2,025)
Net gain on settlement of balances with Bitmain	-	-	4,468
Gain on convertible debt modification	481	-	-
Others	(507)	281	(931)
Total	3,538	357	2,483

(1)
The Group signed a project investment agreement with a third party in April 2021 and made a payment of approximately $2 million. The project was later forfeited, and the Group is actively collecting the paid amount, which was impaired as of June 30, 2021 based on management’s estimate over the likelihood of collection at current stage.

Finance Income / (Expenses)
(d) Finance income / (expenses)
	Years ended December 31,
In thousands of USD	2023	2022	2021
Interest on lease liabilities	(2,605)	(2,425)	(1,217)
Cryptocurrency transaction service fee	(233)	(159)	(109)
Loss on foreign currency transactions	(1,016)	(2,881)	(226)
Interest income	7,953	4,291	2,947
Interest expenses on bank loan	-	-	(3)
Interest expense on convertible debt	(2,476)	(2,778)	(1,223)
Others	(347)	(229)	(110)
Total	1,276	(4,181)	59